Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2019
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts [Text Block]
The Williams Companies, Inc.
Schedule II — Valuation and Qualifying Accounts

		Additions
	Beginning Balance	Charged (Credited) To Costs and Expenses	Other	Deductions	Ending Balance
	(Millions)
2019
Deferred tax asset valuation allowance (1)	$320	$(1)	$—	$—	$319
2018
Deferred tax asset valuation allowance (1)	224	96	—	—	320
2017
Deferred tax asset valuation allowance (1)	334	(110)	—	—	224
__________
(1)    Deducted from related assets.